ADVANCES TO AGGREGATORS	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Advances to Aggregators

3 —  ADVANCES TO AGGREGATORS

At March 31, 2016 and 2015, advances to aggregators consisted of:
	2016	2015
Advances to aggregators	$717,924	$3,288,850
Total	$717,924	$3,288,850